Equity - Increase in Share Capital (Details) € / shares in Units, € in Thousands															1 Months Ended			12 Months Ended
	Dec. 29, 2017 EUR (€)	Dec. 19, 2017 shares	Nov. 10, 2017 EUR (€) € / shares shares	Nov. 06, 2017 EUR (€)	Jul. 25, 2017 EUR (€) € / shares shares	Dec. 29, 2016 EUR (€) € / shares shares	Dec. 20, 2016 EUR (€)	Dec. 15, 2016 EUR (€) € / shares shares	Mar. 10, 2016 EUR (€) € / shares shares	Dec. 14, 2015 EUR (€) shares	Dec. 03, 2015 EUR (€) shares	Nov. 27, 2015 EUR (€) shares	Jul. 31, 2015 shares	Apr. 22, 2014 shares	Dec. 31, 2017 € / shares	May 31, 2015 shares	Apr. 30, 2014 € / shares shares	Dec. 31, 2017 EUR (€) item € / shares shares	Dec. 31, 2016 EUR (€) item shares	Dec. 31, 2015 EUR (€) item shares	Dec. 20, 2013 EUR (€)
Increase in Share Capital
Number of times the share capital was increased | item																		2	3	4
Nominal value of shares issued | € / shares															€ 0			€ 0
Issuance of equity recorded within equity										€ 903								€ 12,613	€ 67,861	€ 14,755
Transaction costs																		€ 268	€ 5,716	€ 441
Warrants exercised by Kreos Capital (in shares) | shares		1,329,535								9,030						664,767
Consideration received on exercise of warrants	€ 997
Gross proceeds from issue of shares								€ 34,100	€ 23,750		€ 4,700	€ 3,900
Share capital
Increase in Share Capital
Capital increase, Number of shares issued | shares			7,792,496		6,538,329	11,651,778		46,000,000	25,000,000		4,956,894	4,149,286	7,712,757					14,330,825	82,651,778	16,827,967
Nominal value of shares issued | € / shares			€ 0.10		€ 0.10	€ 0.10		€ 0.10	€ 0.10
Issuance of equity recorded within equity			€ 779		€ 654	€ 1,165		€ 4,600	€ 2,500									€ 1,433	€ 8,265	€ 1,682
Share premium
Increase in Share Capital
Capital increase, Number of shares issued | shares			7,792,496		6,538,329	11,651,778		46,000,000	25,000,000									14,330,825	82,651,778
Nominal value of shares issued | € / shares			€ 0.877		€ 0.66	€ 0.758		€ 0.642	€ 0.85
Issuance of equity recorded within equity			€ 6,834		€ 4,346	€ 8,834		€ 29,512	€ 21,250									€ 11,180	€ 59,596	13,073
Transaction costs																		268	5,716	€ 441
Capital increase, value after adjustment for transaction costs																		€ 10,912	€ 53,880
Takeda
Increase in Share Capital
Issuance of equity recorded within equity							€ 10,000
Senior, unsecured convertible bonds due 2018
Increase in Share Capital
Amount of bonds converted			€ 7,000	€ 7,000
Kreos loan
Increase in Share Capital
Loan facility maximum amount																					€ 10,000
Number of warrants issued to Kreos Capital | shares														1,994,302			1,994,302
Warrants exercise price | € / shares															€ 0.75		€ 0.75